Bonds Payable - Additional Information (Detail) ¥ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 07, 2026	Jan. 31, 2026 CNY (¥) shares	Mar. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2025 TWD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures				$ 15,000,000	$ 478,164		$ 13,902,400	$ 5,000,000
Debt conversion, converted Instrument, shares issued | shares		185,459
USISH Bonds [Member] | USIE Investor [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			¥ 2,670,199
USISH Bonds [Member] | USISH [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity			Within 5 trading days after maturity
Borrowings, interest rate			108.00%
Borrowings			¥ 3,450,000
Par value per share | ¥ / shares			¥ 100
Conversion Period of Bonds				9 months	9 months	9 months
Conversion Price | ¥ / shares			¥ 20.25			¥ 18.58
Percentage of current conversion price on Stock Exchange						80.00%
Percentage of par value on USISH Bonds						102.00%
Debt conversion, original debt, amount						¥ 1,406,531
Debt conversion, converted Instrument, shares issued | shares				75,698	75,698	75,698
USISH Bonds [Member] | USISH [Member] | Major ordinary share transactions [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		¥ 4,072
Percentage of current conversion price on Stock Exchange	130.00%
Repayments of bonds, notes and debentures		4,138
Debt conversion, original debt, amount		¥ 3,445,928
USISH Bonds [Member] | USISH [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of current conversion price on Stock Exchange						70.00%
Number of consecutive trading days for determining Conversion price				15 days	15 days	15 days
USISH Bonds [Member] | USISH [Member] | Bottom of range [member] | Major ordinary share transactions [member]
Disclosure of detailed information about borrowings [line items]
Number of consecutive trading days for determining Conversion price	20 days
USISH Bonds [Member] | USISH [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Number of consecutive trading days for determining Conversion price				30 days	30 days	30 days
USISH Bonds [Member] | USISH [Member] | Top of range [member] | Major ordinary share transactions [member]
Disclosure of detailed information about borrowings [line items]
Number of consecutive trading days for determining Conversion price	30 days
Unconverted USISH Bonds [Member] | USISH [Member]
Disclosure of detailed information about borrowings [line items]
Unconverted bond redemption threshold amount						¥ 30,000
Unconverted bonds redemption threshold percentage						130.00%
Unconverted USISH Bonds [Member] | USISH [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Number of consecutive trading days for determining Conversion price				20 days	20 days	20 days
Unconverted USISH Bonds [Member] | USISH [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Unconverted bonds redemption threshold percentage						130.00%
Number of consecutive trading days for determining Conversion price				30 days	30 days	30 days